INVESTMENTS	12 Months Ended
Dec. 31, 2020
Other Current Financial Assets Abstract
INVESTMENTS

The movements in investments during the years ended December 31, 2020 and 2019 are summarized as follows:

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2019	$-	$1,775	$-	$1,775
Additions	11,134	-	9,812	20,946
Disposals	(6,672)	-	-	(6,672)
Gain recorded in other comprehensive loss	-	1,611	-	1,611
Gain (loss) recorded in net loss	4,805	-	(4,040)	765
Balance as at December 31, 2020	$9,267	$3,386	$5,772	$18,425

	Marketable Securities (FVTPL)	Marketable Securities (FVTOCI)	Warrants (FVTPL)	Total Investments

Balance as at December 31, 2018	$-	$2,597	$-	$2,597
Additions	-	231	-	231
Disposals	-	(1,758)	-	(1,758)
Gain recorded in other comprehensive loss	-	705	-	705
Balance as at December 31, 2019	$-	$1,775	$-	$1,775

The Company holds marketable securities of publicly traded companies as strategic interests and has less than a 10% equity interest in each of its investees, with the exception of Treasury Metals (Note 4). The Auteco and First Majestic marketable securities were classified as FVTPL. Other marketable securities are designated as FVTOCI in accordance with the Company’s accounting policy.

During the year ended December 31, 2020, the Company:

·	sold a total of 405,698 common shares of First Majestic for net proceeds of $6,652,000 which resulted in a realized gain on sale of $1,422,000.
·	received a total of 11.67 million Treasury Metals Warrants in connection with its Treasury Share Purchase Agreement (Note 4) which were classified as FVTPL.

As at December 31, 2020, there were 100,000 First Majestic shares sold but not yet settled for net proceeds of $1,715,000, which is recorded within “Prepaid expenses, accounts and other receivables” in the statement of financial position (Note 6).